Putnam Investments
One Post Office Square
Boston, MA 02109
December 2, 2011

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:	Putnam Tax-Free Income Trust (Reg. Nos. (2-98790) (811-04345)) (the “Trust”), on behalf of Putnam
AMT-Free Municipal Fund and Putnam Tax-Free High Yield Fund

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No.31 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 30, 2011.

Comments or questions concerning this certificate may be directed to Anne Marie Duffy at 1-800-225-2465, ext. 14824.

Very truly yours,

Putnam Tax-Free Income Trust

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Treasurer, Principal
Executive Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP